UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2018

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic Municipal Bond Fund, Inc.

SEMIANNUAL REPORT May 31, 2018

Dreyfus Strategic Municipal Bond Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipal Bond Fund, Inc., covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period of December 1, 2017 through May 31, 2018, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2018, Dreyfus Strategic Municipal Bond Fund, Inc. achieved a total return of 1.88% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.223 per share, which reflects an annualized distribution rate of 5.85%.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus.

The fund also has issued auction-rate preferred stock (ARPS), a percentage of which remains outstanding from its initial public offering, and has invested the proceeds in a manner consistent with its investment objective. This, along with the fund’s participation in secondary inverse floater structures, has the effect of “leveraging” the portfolio, which can magnify gain and loss potential depending on market conditions.

Over time, many of the fund’s older, higher yielding bonds have matured or were redeemed by their issuers. We have attempted to replace those bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings. When such opportunities arise, we usually look to sell bonds that are close to their optional redemption date or maturity.

Interest Rates and Supply-and-Demand Factors Drove Market

Interest rates climbed throughout most of the reporting period, weighing on returns from fixed-income securities, including municipal bonds. Interest rates rose more sharply at the short end of the market’s maturity spectrum than at the long end.

Supply-and-demand factors also influenced the municipal bond market. Toward the end of 2017, the market experienced bouts of weakness due to uncertainty surrounding federal tax reform. Issuers rushed to market in December with a flood of new bonds, which was met with robust demand from investors worried that certain proposals might limit their tax-exempt investment opportunities in the future.

Heightened market volatility continued through the opening months of 2018 when lower corporate tax rates dampened demand for municipal bonds from banks and insurance companies. Investors also grew concerned that short-term interest rates might climb more than previously expected due to accelerating inflation and ballooning federal budget deficits. The market generally stabilized in March, but municipal bonds lost additional value in April due to seasonal influences before recovering in May.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In this environment, income-oriented investors continued to reach for more competitive yields from longer term and lower rated securities, which generally outperformed their shorter term, higher quality counterparts.

Credit conditions have remained sound for most issuers, but some states, municipalities, and U.S. territories have struggled with disappointing tax receipts and heavy pension liabilities.

Allocation and Interest Rate Strategies Supported Fund Results

The fund’s performance was supported during the reporting period by its emphasis on revenue-backed bonds with BBB or lower credit ratings. Bonds backed by the states’ settlement of litigation with U.S. tobacco companies fared especially well, as did those issued to finance health care facilities and water-and-sewer infrastructure. A commensurately underweighted position among general obligation bonds also helped enhance returns. To a lesser extent, the fund’s yield curve strategy proved beneficial due to its focus on longer term bonds with relatively high yields.

On the other hand, some of the fund’s holdings weighed to a degree on the fund’s results. Most notably, bonds backed by revenues from education facilities and special taxes lagged market averages. In addition, the fund’s leveraging strategy was rendered less effective when higher short-term interest rates increased the refinancing costs of tender option bonds.

A Constructive Investment Posture

While sharply lower corporate tax rates could continue to weigh on demand for municipal bonds from institutional investors, modestly lower personal tax rates seem unlikely to affect demand from individual investors, and the elimination of tax advantages for states’ and municipalities’ advance refunding activities should support favorable supply-and-demand dynamics. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. Therefore, we have maintained a constructive investment posture, including an emphasis on higher yielding revenue bonds, and we recently have added to the fund’s positions in securities with strong fundamental and technical characteristics, including bonds backed by health care facilities and the states’ tobacco settlement.

June 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through November 30, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

STATEMENT OF INVESTMENTS
May 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0%
Alabama - 4.0%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.50	6/1/30	1,800,000		1,980,540
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	6.00	6/1/50	2,750,000		3,067,295
Jefferson County, Sewer Revenue Warrants	0/7.75	10/1/46	6,000,000	[a]	5,104,740
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	5,000,000		6,162,900
				16,315,475
Alaska - 1.4%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	5,865,000		5,865,059
Arizona - 2.8%
Arizona Industrial Development Authority, Education Revenue (BASIS Schools Projects)	5.25	7/1/47	1,500,000	[b]	1,571,280
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,056,280
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/45	1,000,000	[b]	1,028,750
Phoenix Industrial Development Authority, Education Facility Revenue (Legacy Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,116,140
Tender Option Bond Trust Receipts (Series 2018-XF2537), 12/1/37, (Salt Verde Financial Corporation, Senior Gas Revenue) Recourse	5.00	6/1/32	4,550,000	[b,c]	5,440,306
				11,212,756
California - 16.3%
California, GO (Various Purpose)	5.75	4/1/31	7,800,000		8,061,456
California, GO (Various Purpose)	6.00	3/1/33	2,250,000		2,416,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
California - 16.3% (continued)
California, GO (Various Purpose)	6.50	4/1/33	2,290,000		2,381,142
California, GO (Various Purpose)	6.00	11/1/35	5,000,000		5,305,050
California, GO (Various Purpose) (Prerefunded)	6.50	4/1/19	2,710,000	[d]	2,822,221
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.75	6/1/47	4,695,000		4,718,475
Sacramento County, Airport System Subordinate and Passenger Facility Charges Grant Revenue	6.00	7/1/35	4,000,000		4,014,360
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,685,100
Santa Margarita/Dana Point Authority, Revenue (Santa Margarita Water District Improvement Districts Numbers 2,3 and 4) (Prerefunded)	5.13	8/1/18	5,000,000	[d]	5,028,600
Tender Option Bond Trust Receipts (Series 2016-XM0379), 7/1/43, (Los Angeles Department of Water and Power, Water System Revenue) Non-recourse	5.00	7/1/20	5,000,000	[b,c]	5,472,850
Tender Option Bond Trust Receipts (Series 2016-XM0387), 5/15/38, (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Non-recourse	5.00	5/15/21	6,000,000	[b,c]	6,598,125
Tender Option Bond Trust Receipts (Series 2016-XM0390), 5/15/36, (The Regents of the University of California, General Revenue) Non-recourse	5.00	5/15/21	6,260,000	[b,c]	7,050,575
Tender Option Bond Trust Receipts (Series 2016-XM0440), 5/15/31, (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Recourse	5.00	4/15/27	5,247,500	[b,c]	5,565,191
Tobacco Securitization Authority, North Tobacco Settlement Revenue (Capital Appreciation-2nd Sub-Asset Backed C)	0.00	6/1/45	26,185,000	[e]	2,833,741
Tuolumne Wind Project Authority, Revenue (Tuolumne Company Project) (Prerefunded)	5.88	1/1/19	2,000,000	[d]	2,051,280
				66,004,239

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Colorado - 3.6%
Belleview Station Metropolitan District Number 2, GO	5.13	12/1/46	2,375,000		2,428,224
Colorado Bridge Enterprise, Revenue (Central 70 Project)	4.00	6/30/51	5,000,000		5,003,800
Dominion Water and Sanitation District, Tap Fee Revenue	6.00	12/1/46	1,500,000		1,574,925
Tender Option Bond Trust Receipts (Series 2016-XM0385), 3/1/38, (Board of Governors of the Colorado State University, System Enterprise Revenue) Non-recourse	5.00	3/1/20	4,960,000	[b,c]	5,490,596
				14,497,545
District of Columbia - 4.5%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	10,900,000	[e]	1,793,377
Tender Option Bond Trust Receipts (Series 2016-XM0437), 12/1/35, (District of Columbia, Income Tax Secured Revenue) Recourse	5.00	12/1/35	14,834,680	[b,c]	16,404,863
				18,198,240
Florida - 5.3%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,600,000	[b]	1,728,960
Mid-Bay Bridge Authority, Springing Lien Revenue (Prerefunded)	7.25	10/1/21	5,000,000	[d]	5,812,100
Palm Beach County Health Facilities Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group) (Prerefunded)	5.50	11/15/20	6,825,000	[d]	7,401,166
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project) (Prerefunded)	6.00	8/1/20	3,500,000	[d]	3,800,405
South Lake County Hospital District, Revenue (South Lake Hospital, Inc.)	6.25	4/1/39	2,500,000		2,577,425
				21,320,056
Georgia - 4.5%
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/34	275,000		287,463

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Georgia - 4.5% (continued)
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.25	11/1/19	725,000	[d]	760,344
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	4,865,000	[d]	5,152,716
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,151,390
Burke County Development Authority, Pollution Control Revenue, Refunding (Oglethorpe Power Corp-Vogtle)	4.13	11/1/45	4,200,000		4,251,618
Tender Option Bond Trust Receipts (Series 2016-XM0435), 10/1/43, (Private Colleges and Universities Authority, Revenue (Emory University)) Recourse	5.00	8/20/22	6,000,000	[b,c]	6,648,795
				18,252,326
Hawaii - 1.8%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health Obligated Group) (Prerefunded)	5.63	7/1/20	2,500,000	[d]	2,693,875
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company)	4.00	3/1/37	2,500,000		2,523,800
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/39	2,000,000		2,094,100
				7,311,775
Illinois - 10.0%
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,385,380
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/39	2,330,000		2,506,684
Chicago Board of Education, GO	5.00	12/1/33	1,250,000		1,286,000
Chicago O'Hare International Airport, Revenue (General Airport Third Lien)	5.63	1/1/35	580,000		627,183
Chicago O'Hare International Airport, Revenue (General Airport Third Lien) (Prerefunded)	5.63	1/1/21	2,420,000	[d]	2,639,712

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Illinois - 10.0% (continued)
Illinois, GO	5.00	11/1/27	2,450,000		2,628,507
Illinois, GO	5.00	12/1/39	2,450,000		2,566,914
Illinois Finance Authority, Revenue (Plymouth Place, Inc.)	5.25	5/15/45	1,000,000		1,054,050
Metropolitan Pier and Exposition Authority, Dedicated Tax Revenue (Capital Appreciation-McCormick Place Expansion Project) (Insured; MBIA Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,055,075
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	2,500,000		2,632,125
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/52	3,550,000		3,660,902
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/53	2,500,000		2,609,900
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue (Prerefunded)	6.00	6/1/21	3,600,000	[d]	4,017,240
Tender Option Bond Trust Receipts (Series 2017-XM0492), 10/1/40, (Illinois Finance Authority, Revenue (The University of Chicago)) Non-recourse	5.00	10/1/40	9,000,000	[b,c]	10,009,102
				40,678,774
Iowa - 1.9%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	5,125,000		5,490,207
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	2,000,000		2,019,440
				7,509,647
Kentucky - .8%
Christian County, HR (Jennie Stuart Medical Center)	5.50	2/1/44	2,800,000		3,032,288

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Louisiana - 3.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue, Refunding (Westlake Chemical Corporation Project)	3.50	11/1/32	2,400,000		2,378,472
New Orleans, Water Revenue	5.00	12/1/40	1,000,000		1,104,340
Tender Option Bond Trust Receipts (Series 2018-XF2584), 7/1/47, (Louisiana Public Facilities Authority, Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)) Recourse	5.00	7/1/25	8,195,000	[b,c]	9,067,008
				12,549,820
Maine - .6%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	2,000,000		2,237,420
Maryland - 2.0%
Maryland Health and Higher Educational Facilities Authority, Revenue (Adventist HealthCare Issue)	5.50	1/1/46	3,250,000		3,661,125
Tender Option Bond Trust Receipts (Series 2016-XM0391), 7/1/43, (Mayor and City Council of Baltimore, Project Revenue (Water Projects)) Non-recourse	5.00	7/1/21	4,000,000	[b,c]	4,439,500
				8,100,625
Massachusetts - 11.0%
Massachusetts Development Finance Agency, Revenue, Refunding	7.25	1/1/32	995,000		1,123,305
Massachusetts Development Finance Agency, Revenue, Refunding (Tufts Medical Center Issue) (Prerefunded)	7.25	1/1/21	1,505,000	[d]	1,696,647
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue)	6.25	7/1/30	1,730,000		1,802,677
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue) (Prerefunded)	6.25	7/1/19	3,270,000	[d]	3,428,497
Massachusetts Housing Finance Agency, Housing Revenue	7.00	12/1/38	4,575,000		4,647,834

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Massachusetts - 11.0% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0368), 2/1/34, (Massachusetts Development Finance Agency, Revenue (Harvard University Issue)) Non-recourse	5.25	6/18/20	10,000,000	[b,c]	10,851,300
Tender Option Bond Trust Receipts (Series 2016-XM0372), 4/1/27, (Massachusetts, Consolidated Loan) Non-recourse	5.00	8/4/20	6,400,000	[b,c]	6,923,440
Tender Option Bond Trust Receipts (Series 2016-XM0386), 5/1/43, (University of Massachusetts Building Authority, Project and Refunding Revenue) Non-recourse	5.00	5/1/21	7,409,991	[b,c]	8,196,363
Tender Option Bond Trust Receipts (Series 2018-XM0610), 6/1/47, (Massachusetts Transportation Fund, Revenue (Rail Enhancement & Accelerated Bridge Programs)) Recourse	5.00	6/1/25	5,250,000	[b,c]	6,074,544
				44,744,607
Michigan - 3.9%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	3,780,000		4,000,412
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/36	3,290,000		3,476,872
Great Lakes Water Authority, Sewage Disposal System Second Lien Revenue	5.00	7/1/36	2,000,000		2,210,880
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	1,000,000		1,094,590
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,795,000		1,769,834
Royal Oak Hospital Finance Authority, HR (William Beaumont Hospital Obligated Group) (Prerefunded)	8.00	9/1/18	3,300,000	[d]	3,350,820
				15,903,408
Missouri - 1.9%
Missouri Health and Educational Facilities Authority, Revenue (Lutheran Senior Services Projects)	5.00	2/1/46	2,200,000		2,376,924

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Missouri - 1.9% (continued)
Saint Louis Land Clearance Redevelopment Authority, Annual Appropriation Redevelopment Revenue (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/46	5,000,000		5,382,950
				7,759,874
New Jersey - 6.0%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	1,012,290
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.50	12/15/29	1,690,000		1,742,829
New Jersey Economic Development Authority, School Facilities Construction Revenue (Prerefunded)	5.50	6/15/19	3,310,000	[d]	3,437,601
New Jersey Economic Development Authority, Water Facilities Revenue (New Jersey - American Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,127,440
New Jersey Tobacco Settlement Financing Corporation, Revenue, Refunding, Ser. B	5.00	6/1/46	5,500,000		5,916,460
South Jersey Port Subordinated Marine Terminal, Revenue	5.00	1/1/42	4,050,000		4,426,731
Tender Option Bond Trust Receipts (Series 2018-XF2538), 6/15/40, (New Jersey Economic Development Authority, Revenue) Recourse	5.25	12/15/23	4,250,000	[b,c]	4,585,251
				24,248,602
New Mexico - 1.3%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,345,400
New York - 15.9%
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.25	4/1/19	3,000,000	[d]	3,114,810
Metropolitan Transportation Authority, Transportation Revenue	6.25	11/15/23	1,715,000		1,750,844
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	6.25	11/15/18	60,000	[d]	61,254
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	6.25	11/15/18	6,650,000	[d]	6,788,985

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
New York - 15.9% (continued)
New York City Educational Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,116,053
New York Convention Center Development Corporation, Senior Lien Revenue (Hotel Unit Fee Secured)	0.00	11/15/47	5,600,000	[e]	1,769,936
New York Counties Tobacco Trust V, Revenue (Tobacco Settlement Pass-Through Bonds)	0.00	6/1/50	33,300,000	[e]	4,249,413
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	3,400,000	[b]	3,615,288
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	500,000		529,125
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	3,000,000		3,256,230
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	2,000,000	[b]	2,001,360
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	4,710,000		5,168,095
Tender Option Bond Trust Receipts (Series 2016-XM0370), 11/1/25, (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Non-recourse	5.25	4/5/20	5,000,000	[b,c]	5,384,162
Tender Option Bond Trust Receipts (Series 2016-XM0436), 6/15/44, (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue) Recourse	5.00	4/9/20	12,600,000	[b,c]	13,637,736
Tender Option Bond Trust Receipts (Series 2016-XM0438), 11/1/27, (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,410,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
New York - 15.9% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0439), 5/1/30, (New York City Transitional Finance Authority, Future Tax Secured Revenue) Recourse	5.00	5/1/30	4,488,203	[b,c]	4,621,182
				64,474,598
North Carolina - 3.0%
North Carolina Medical Care Commission Retirement Facilities, Revenue, Refunding (United Methodist Retirement Homes)	5.00	10/1/47	1,350,000		1,472,891
Tender Option Bond Trust Receipts (Series 2016-XM0444), 6/1/42, (North Carolina Medical Care Commission, Health Care Facilities Revenue (Duke University Health System)) Recourse	5.00	6/1/42	10,000,000	[b,c]	10,606,020
				12,078,911
Ohio - 6.4%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	2,000,000		1,999,940
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	34,280,000	[e]	2,846,611
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	9,085,000		9,194,383
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	2,040,000	[d]	2,209,524
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	960,000	[d]	1,040,966
Centerville, Health Care Revenue (Graceworks Lutheran Services)	5.25	11/1/47	1,500,000		1,590,180
Cuyahoga County Hospital, Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,049,540
Hamilton County, Healthcare Improvement Revenue (Life Enriching Communities Project)	5.00	1/1/51	1,750,000		1,868,055

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Ohio - 6.4% (continued)
Ohio Air Quality Development Authority, Air Quality Revenue (Ohio Valley Electric Corporation Project)	5.63	10/1/19	4,200,000		4,317,138
				26,116,337
Oregon - .4%
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	1,500,000		1,566,495
Pennsylvania - 3.7%
Crawford County Hospital Authority, HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,043,140
Philadelphia, GO (Prerefunded)	6.50	8/1/20	4,700,000	[d]	5,147,581
Tender Option Bond Trust Receipts (Series 2016-XM0373), 6/1/41, (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,192,375
Tender Option Bond Trust Receipts (Series 2018-XM0594), 11/1/50, (Berks County Industrial Development Authority, Health System Revenue, Refunding (Tower Health Project)) Recourse	5.00	11/1/25	4,920,000	[b,c]	5,475,468
				14,858,564
Rhode Island - 1.3%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Lifespan Obligated Group Issue) (Insured; Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[d]	5,245,450
South Carolina - 2.7%
Tender Option Bond Trust Receipts (Series 2016-XM0384), 12/1/43, (South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)) Non-recourse	5.13	6/1/37	10,200,000	[b,c]	10,879,592
Tennessee - 2.2%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University) (Prerefunded)	5.50	10/1/19	2,050,000	[d]	2,151,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Tennessee - 2.2% (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University) (Prerefunded)	5.50	10/1/19	450,000	[d]	471,569
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University) (Prerefunded)	5.50	10/1/19	3,000,000	[d]	3,147,840
Tender Option Bond Trust Receipts (Series 2016-XM0388), 7/1/40, (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue) Non-recourse	5.00	7/1/21	3,000,000	[b,c]	3,331,673
				9,102,106
Texas - 15.7%
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,500,000		1,636,950
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	2,500,000		2,589,050
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,555,050
Harris County Health Facilities Development Corporation, HR (Memorial Hermann Healthcare System) (Prerefunded)	7.25	12/1/18	7,290,000	[d]	7,490,183
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/51	7,500,000	[e]	1,632,000
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.)	6.00	11/15/36	230,000		239,317
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	6.00	5/15/19	4,770,000	[d]	4,959,560
Love Field Airport Modernization Corporation, Special Facilities Revenue (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/28	1,000,000		1,087,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Texas - 15.7% (continued)
New Hope Cultural Education Facilities Finance Corporation, Student Housing Revenue (National Campus and Community Development Corporation - College Station Properties LLC - Texas A&M University Project)	5.00	7/1/35	500,000		420,205
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Buckingham Senior Living Community, Inc. Project)	5.50	11/15/45	3,000,000		3,080,970
Tender Option Bond Trust Receipts (Series 2016-XM0377), 2/1/43, (San Antonio, Electric and Gas Systems Junior Lien Revenue) Non-recourse	5.00	2/1/21	12,450,000	[b,c]	13,542,399
Tender Option Bond Trust Receipts (Series 2016-XM0443), 5/15/39, (Texas A&M University System Board of Regents, Financing System Revenue) Recourse	5.00	5/15/39	13,157,245	[b,c]	13,941,301
Tender Option Bond Trust Receipts (Series 2017-XF2422), 8/15/40, (Leander Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)) Recourse	5.00	8/15/40	9,997,299	[b,c]	10,378,149
				63,552,284
Virginia - 6.3%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	700,000		723,849
Henrico County Industrial Development Authority, Revenue (Bon Secours Health System, Inc.) (Insured; Assured Guaranty Municipal Corp.)	8.28	8/23/27	5,800,000		7,087,890
Tender Option Bond Trust Receipts (Series 2018-XM0593), 7/1/57, (Hampton Roads Transportation Accountability Commission, Revenue) Recourse	5.50	1/1/26	7,500,000	[b,c]	9,044,719
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project) (Green Bonds)	5.00	7/1/45	1,000,000	[b]	1,057,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 151.0% (continued)
Virginia - 6.3% (continued)
Virginia Small Business Financing Authority, Private Activity Revenue (Transform 66 P3 Project)	5.00	12/31/52	4,100,000		4,504,178
Washington County Industrial Development Authority, HR (Mountain States Health Alliance) (Prerefunded)	7.75	1/1/19	3,000,000	[d]	3,096,300
				25,514,836
Washington - 3.2%
Tender Option Bond Trust Receipts (Series 2017-XF2423), 1/1/29, (King County, Server Revenue) Recourse	5.00	6/1/20	8,575,000	[b,c]	9,199,281
Washington Health Care Facilities Authority, Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	1,975,000	[d]	1,989,714
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,785,782
				12,974,777
West Virginia - 1.4%
The County Commission of Harrison County, SWDR (Allegheny Energy Supply Company, LLC Harrison Station Project)	5.50	10/15/37	5,670,000		5,670,000
Wisconsin - .9%
Public Finance Authority, Revenue (Denver International Airport Great Hall Project)	5.00	9/30/49	2,000,000		2,208,300
Public Finance Authority of Wisconsin, Higher Education Facilities Revenue (Gannon University Project)	5.00	5/1/42	750,000		802,815
Public Finance Authority of Wisconsin, Senior Living Revenue (Mary's Woods At Marylhurst Project)	5.25	5/15/42	750,000	[b]	823,995
				3,835,110
U.S. Related - 1.2%
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	2,500,000		2,601,075

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 151.0% (continued)
U.S. Related - 1.2% (continued)
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/34	2,000,000	2,223,880
				4,824,955
Total Investments (cost $576,502,933)			151.0%	611,781,951
Liabilities, Less Cash and Receivables			(38.8%)	(157,345,332)
Preferred Stock, at redemption value			(12.2%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	405,136,619

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $255,260,016 or 63.01% of net assets.

c Collateral for floating rate borrowings.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Prerefunded	24.2
Education	23.5
Health Care	18.9
Transportation Services	15.7
Special Tax	15.1
Utility-Water and Sewer	14.1
Utility-Electric	10.6
State/Territory	5.8
Industrial	3.6
Asset-Backed	3.1
Pollution Control	2.9
Resource Recovery	1.8
City	1.7
Housing	1.4
County	.4
Other	8.2
151.0

† Based on net assets applicable to Common Shareholders.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	576,502,933	611,781,951
Cash		1,452,568
Interest receivable		9,463,758
Prepaid expenses		46,448
		622,744,725
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		252,800
Payable for floating rate notes issued—Note 3		160,949,918
Payable for investment securities purchased		5,786,516
Interest and expense payable related to floating rate notes issued—Note 3		1,034,535
Commissions payable—Note 1		44,896
Dividends payable to Preferred Shareholders		6,555
Accrued expenses		232,886
		168,308,106
Auction Preferred Stock, Series A, B and C, par value $.001 per share (1,972 shares issued and outstanding at $25,000 per share liquidation value)—Note 1		49,300,000
Net Assets Applicable to Common Shareholders ($)		405,136,619
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (49,369,459 shares issued and outstanding)		49,369
Paid-in capital		396,619,329
Accumulated undistributed investment income—net		944,098
Accumulated net realized gain (loss) on investments		(27,755,195)
Accumulated net unrealized appreciation (depreciation) on investments		35,279,018
Net Assets Applicable to Common Shareholders ($)		405,136,619
Shares Outstanding
(110 million shares authorized)		49,369,459
Net Asset Value Per Share of Common Stock ($)		8.21

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	15,329,756
Expenses:
Investment advisory fee—Note 2(a)	1,187,735
Interest and expense related to floating rate notes issued—Note 3	1,284,851
Administration fee—Note 2(a)	593,868
Professional fees	150,411
Commission fees—Note 1	90,461
Shareholders’ reports	45,530
Directors’ fees and expenses—Note 2(c)	23,957
Registration fees	12,088
Shareholder servicing costs	6,612
Custodian fees—Note 2(b)	1,005
Miscellaneous	46,475
Total Expenses	3,442,993
Less—reduction in expenses due to undertaking—Note 2(a)	(237,547)
Less—reduction in fees due to earnings credits—Note 2(b)	(1,005)
Net Expenses	3,204,441
Investment Income—Net	12,125,315
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	1,543,726
Net unrealized appreciation (depreciation) on investments	(8,349,737)
Net Realized and Unrealized Gain (Loss) on Investments	(6,806,011)
Dividends to Preferred Shareholders	(723,616)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	4,595,688

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended May 31, 2018 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(43,835,831)
Proceeds from sales of portfolio securities	84,189,909
Net payments for purchases of short-term securities	1,000,000
Dividends paid to Preferred Shareholders	(727,712)
Interest received	14,548,279
Paid to The Dreyfus Corporation	(1,209,586)
Operating expenses paid	(684,462)
Net Cash Provided by Operating Activities		53,280,597
Cash Flows from Financing Activities ($):
Auction Preferred Stock Redeemed	(43,700,000)
Dividends paid to Common Shareholders	(10,739,271)
Proceeds from Auction Preferred Stock to Common Stock	2,185,000
Interest and expense related to floating rate notes issued paid	(738,227)
Net Cash Provided in Financing Activities		(52,992,498)
Net Increase (Decrease) in cash		288,099
Cash at beginning of period		1,164,469
Cash at end of period		1,452,568
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		4,595,688
Adjustments to reconcile net increase in net assets
applicable to Common Shareholder resulting from
operations to net cash provided by operating activities ($):
Increase in investments in securities at cost		(13,206,779)
Increase in interest receivable		(324,398)
Increase in prepaid expenses		(37,904)
Decrease in Due to The Dreyfus Corporation and affiliates		(21,851)
Increase in payable for investment securities purchased		1,735,720
Increase in payable for floating rate notes issued		51,281,411
Increase in interest and expense payable related to floating rate notes issued		1,284,851
Decrease in dividends payable to Preferred Shareholders		(4,096)
Increase in commissions payable and accrued expenses		85,297
Net unrealized depreciation on investments		8,349,737
Net amortization of premiums on investments		(457,079)
Net Cash Provided by Operating Activities		53,280,597
Supplemental Disclosure Cash Flow Information ($):
Non-cash financing activities:
Reinvestment of dividends		268,131

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	12,125,315	24,213,614
Net realized gain (loss) on investments	1,543,726	993,911
Net unrealized appreciation (depreciation) on investments	(8,349,737)	5,677,368
Dividends to Preferred Shareholders	(723,616)	(1,227,552)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	4,595,688	29,657,341
Dividends to Common Shareholders from ($):
Investment income—net	(11,007,402)	(24,520,145)
Capital Stock Transactions ($):
Proceeds from Auction Preferred Stock to Common Shareholders	2,185,000	-
Distributions reinvested	268,131	1,427,387
Increase (Decrease) in Net Assets from Capital Stock Transactions	2,453,131	1,427,387
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	(3,958,583)	6,564,583
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	409,095,202	402,530,619
End of Period	405,136,619	409,095,202
Undistributed investment income—net	944,098	549,801
Capital Share Transactions (Common Shares):
Shares issued for distributions reinvested	32,286	170,196

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended May 31, 2018		Year Ended November 30,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	8.29	8.19	8.59	8.57	7.94	9.30
Investment Operations:
Investment income—net[a]	.25	.49	.50	.52	.52	.53
Net realized and unrealized gain (loss) on investments	(.15)	.13	(.39)	(.00)[b]	.68	(1.31)
Dividends to Preferred Shareholders from investment income—net	(.01)	(.02)	(.01)	(.00)[b]	(.00)[b]	(.01)
Total from Investment Operations	.09	.60	.10	.52	1.20	(.79)
Distributions to Common Shareholders:
Dividends from investment income—net	(.22)	(.50)	(.50)	(.50)	(.57)	(.57)
Net asset value resulting from Auction Preferred Stock tender as a discount	.05	-	-	-	-	-
Net asset value, end of period	8.21	8.29	8.19	8.59	8.57	7.94
Market value, end of period	7.62	8.40	8.07	7.95	7.88	7.31
Total Return (%)[c]	(6.68)[d]	10.46	7.55	7.41	15.77	(20.01)

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended May 31, 2018		Year Ended November 30,
(Unaudited)		2017	2016	2015	2014	2013
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	1.70[f]	1.41	1.24	1.19	1.21	1.24
Ratio of net expenses to average net assets applicable to Common Stock[e]	1.58[f]	1.28	1.12	1.07	1.09	1.11
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.64[f]	.35	.21	.15	.16	.11
Ratio of net investment income to average net assets applicable to Common Stock[e]	6.00[f]	5.87	5.67	6.10	6.25	6.21
Ratio of total expenses to total average net assets	1.45[f]	1.15	1.02	.98	.99	.94
Ratio of net expenses to total average net assets	1.35[f]	1.05	.92	.88	.89	.84
Ratio of interest and expense related to floating rate notes issued to total average net assets	.54[f]	.29	.17	.13	.13	.08
Ratio of net investment income to total average net assets	5.10[f]	4.79	4.66	4.99	5.07	4.70
Portfolio Turnover Rate	9.68[d]	11.20	12.90	15.27	7.29	20.27
Asset Coverage of Preferred Stock, end of period	922	540	533	553	552	428
Net Assets, applicable to Common Shareholders, end of period ($ x 1,000)	405,137	409,095	402,531	421,432	420,435	389,692
Preferred Stock Outstanding, end of period ($ x 1,000)	49,300	93,000	93,000	93,000	93,000	118,800
Floating Rate Notes Outstanding, end of period ($ x 1,000)	160,950	109,669	93,369	98,469	103,469	103,469

a Based on average common shares outstanding.

b Amount represents less than $.01 per share.

c Calculated based on market value.

d Not annualized.

e Does not reflect the effect of dividends to Preferred Shareholders.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DSM.

The fund has outstanding 698 Series A shares, 662 Series B shares and 612 Series C shares, Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Joni Evans and Robin A. Melvin as director to be elected by the holders of APS.

On November 28, 2017, the fund announced that its Board had authorized the fund to conduct a tender offer for up to 100% of its then outstanding 1,240 shares each of Series A, Series B and Series C APS at a price equal to 95% of the APS’ liquidation preference of $25,000 per share ($23,750 per share) plus any unpaid dividends accrued through the expiration date of the tender offer. On February 28, 2018, the fund accepted for repurchase 542 Series A shares, 578 Series B shares and 628 Series C shares of the fund’s APS (approximately 47% of the fund’s then outstanding APS) with

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

an aggregate liquidation preference of $13,550,000 Series A, $14,450,000 Series B and $15,700,000 Series C for an aggregate purchase price of $12,872,500 Series A, $13,727,500 Series B and $14,915,000 Series C. The difference between the liquidation preference of the APS and the actual repurchase price of the tendered APS (i.e., the 5% discount on the per share liquidation preference of the tendered APS) was recognized by the fund in the Statement of Changes in Net Assets for the period ended May 31, 2018 as Proceeds from Auction Preferred Stock to Common Shareholders.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	611,781,951	-	611,781,951
Liabilities ($)
Floating Rate Notes††	-	(160,949,918)	-	(160,949,918)

† See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On May 30, 2018, the Board declared a cash dividend of $.035 per share from investment income-net, payable on June 29, 2018 to Common Shareholders of record as of the close of business on June 14, 2018. The ex-dividend date was June 13, 2018.

(d) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2018, for each Series of APS were as follows: Series A-2.090%, Series B-2.049% and Series C-2.090%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended May 31, 2018 for each Series of APS were as follows: Series A-2.078%, Series B-2.066% and Series C-1.996%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $29,921,768 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2017. If not applied, $5,075,623 of the carryover expires in fiscal year 2018 and $21,871,958 expires in fiscal year 2019. The fund has $1,806,188 of post-enactment short-term capital losses and $1,167,999 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: tax-exempt income $25,589,008 and ordinary income $158,689. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The fund also has an administration agreement with Dreyfus and a custody agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of Dreyfus. The fund pays in the aggregate for administration, custody and transfer agency services, a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS. All out-of-pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

Dreyfus has currently undertaken, from December 1, 2017 through November 30, 2018, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $237,547 during the period ended May 31, 2018.

(b) The fund compensates the Custodian under a custody agreement for providing custodial services for the fund. These fees are determined based on transaction activity. During the period ended May 31, 2018, the fund was charged $1,005 for out-of-pocket and custody transaction expenses, pursuant to the custody agreement. These fees were offset by earnings credits of $1,005.

The fund has an arrangement with the Custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended May 31, 2018, the fund was charged $3,792 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $191,862, Administration fees $95,931, Custodian fees $219 and Chief Compliance Officer fees $3,160, which are offset against an expense reimbursement currently in effect in the amount of $38,372.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2018, amounted to $45,571,551 and $84,189,909, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2018 was approximately $136,978,100, with a related weighted average annualized interest rate of 1.88%.

At May 31, 2018, accumulated net unrealized appreciation on investments was $35,279,018, consisting of $36,108,128 gross unrealized appreciation and $829,110 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

Common Shareholders and holders of APS voted together as a single class (except as noted below) on the following proposal presented at the annual shareholders’ meeting held on June 13, 2018.

	Shares
	For	Authority Withheld
To elect three Class I Directors: †
Joseph S. DiMartino	43,145,110	1,864,976
Joni Evans††	1,634	35
To elect one Class III Director:
Joan Gulley†††	43,152,159	1,857,927

† The terms of these Class I Directors expire in 2021.

†† Elected solely by APS holders; Common Shareholders not entitled to vote. The term of this Class I Director expires in 2021.

††† The term of this Class III Director expires in 2020.

NOTES

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Gordon J. Davis†	Robert Salviolo
Joni Evans ††	Robert Svagna
Joan Gulley	Chief Compliance Officer
Ehud Houminer	Joseph W. Connolly
Alan H. Howard	Portfolio Managers
Robin A. Melvin ††	Daniel A. Rabasco
Burton N. Wallack	Jeffrey B. Burger
Benaree Pratt Wiley
† Interested Board Member
†† Elected by APS Holders	Investment Adviser and Administrator
Officers	The Dreyfus Corporation
President	Custodian
Bradley J. Skapyak	The Bank of New York Mellon
Chief Legal Officer	Counsel
Bennett A. MacDougall	Proskauer Rose LLP
Vice President and Secretary	Transfer Agent,
James Bitetto	Dividend -Paying Agent
Vice President and Secretaries	Disbursing Agent and Registrar
Joseph M. Chioffi	Computershare Inc.
Sonalee Cross	(Common Stock)
Maureen E. Kane	Deutsche Bank Trust Company America
Sarah S. Kelleher	(Auction Preferred Stock)
Jeff Prusnofsky	Auction Agent
Natalya Zelensky	Deutsche Bank Trust Company America
Treasurer	(Auction Preferred Stock)
James Windels	Stock Exchange Listing
Assistant Treasurers	NYSE Symbol: DSM
Richard Cassaro	Initial SEC Effective Date
Gavin C. Reilly	11/22/89
Robert S. Robol

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and The Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Investment Adviser and Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	DSM

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0852SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  None.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)